Mine properties, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about Mine properties, plant and equipment [Table Text Block]
	Office and			Buildings,
	Computer		Mine	Plant and	Construction
	Equipment	Vehicles	Properties	Equipment	In Progress	Total
Cost
Balance at December 31, 2019	$980	$336	$100,860	$185,861	$9,096	$297,133
Additions	115	-	9,049	2,421	8,174	19,759
Reclassifications	-	-	-	8,323	(8,323)	-
Effects of changes in foreign exchange rates	(176)	(75)	(18,465)	(42,862)	(639)	(62,217)
Balance at December 31, 2020	$919	$261	$91,444	$153,743	$8,308	$254,675
Additions	3,278	-	7,884	6,122	11,639	28,923
Disposals	(177)	-	-	(6)	-	(183)
Reclassifications	-	-	-	14,862	(14,862)	-
Effects of changes in foreign exchange rates	(52)	(18)	(4,851)	(11,487)	28	(16,380)
Balance at December 31, 2021	$3,968	$243	$94,477	$163,234	$5,113	$267,035

	Office and			Buildings,
	Computer		Mine	Plant and	Construction
	Equipment	Vehicles	Properties	Equipment	In Progress	Total
Accumulated Depreciation
Balance at December 31, 2019	$523	$336	$25,728	$80,052	$-	$106,639
Depreciation	89	-	5,939	16,136	-	22,164
Effects of changes in foreign
exchange rates	(89)	(75)	(4,727)	(18,202)	-	(23,093)
Balance at December 31, 2020	$523	261	26,940	77,986	$-	$105,710
Depreciation	194	-	7,069	15,031	-	22,294
Disposals	(177)	-	-	(6)	-	(183)
Effects of changes in foreign
exchange rates	(32)	(18)	(1,559)	(5,836)	-	(7,445)
Balance at December 31, 2021	$508	$243	$32,450	$87,175	$-	$120,376
Net Book Value
At December 31, 2020	$396	$-	$64,504	$75,757	$8,308	$148,965
At December 31, 2021	$3,460	$-	$62,027	$76,059	$5,113	$146,659